Leases (Tables) - Vacasa Holdings LLC	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Summary of rent expense recognized

Rent expense recognized was as follows (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020

Costs of revenue	$1,650	$2,151	$4,595	$7,279
Operations and support	4,885	4,625	11,838	11,679
General and administrative	1,652	1,242	4,588	3,421
Total rent expense	$8,187	$8,018	$21,021	$22,379

Rent expense recognized was as follows (in thousands):

	Year Ended December 31,
	2020	2019
Costs of revenue	$9,630	$12,961
Operations and support	15,158	7,975
General and administrative	5,089	2,678
Total rent expense	$29,877	$23,614

Summary of future minimum lease payments to be made by the company for non-cancelable operating leases

Future minimum lease payments to be made by the Company for non-cancelable operating leases with an initial or remaining term greater than a year as of December 31, 2020 consisted of the following (in thousands):

Operating Leases
2021	$12,979
2022	10,617
2023	5,810
2024	5,006
2025	4,747
Thereafter	15,392
Total future minimum obligations	$54,551